UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$3,450	$3,038,864
Alaska — 0.7%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,095,583
Arizona — 2.6%
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	2,060	1,751,330
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	925	896,908
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	990	1,012,324
Show Low Improvement District No. 5, Special Assessment Bonds, 6.38%, 1/01/15	470	472,406
		4,132,968
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	830	803,573
California — 21.6%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 5.63%, 8/01/20 (a)	2,000	1,264,540
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,122,598
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,688,469
California State Public Works Board, RB, Various Capital Projects, Sub-Series l-1, 6.38%, 11/01/34	600	637,056
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,090	1,043,948
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	400	411,824

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	$2,975	$3,017,066
Poway Unified School District, Special Tax Bonds, Community Facilities District No. 6 Area, Series A, 6.13%, 9/01/33	1,750	1,738,362
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (a)	2,525	875,216
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	4,770	4,830,817
San Marino Unified School District California, GO, Series A (NPFGC) (a):
5.51%, 7/01/17	1,820	1,493,292
5.56%, 7/01/18	1,945	1,481,234
5.61%, 7/01/19	2,070	1,480,009
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,265	1,381,924
6.50%, 4/01/33	7,325	8,200,484
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	4,605	4,357,758
		35,024,597
Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	966,760
Colorado Health Facilities Authority, Refunding RB, Sisters Leavenworth, Series A, 5.00%, 1/01/40	1,100	1,064,305
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	860	788,861
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	510	530,512
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	962,108
		4,312,546

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	$685	$691,432
Wesleyan University, 5.00%, 7/01/35	1,875	1,945,988
		2,637,420
Delaware — 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	570	574,418
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,050	1,849,038
		2,423,456
District Of Columbia — 2.1%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (a)	10,170	2,378,356
First Senior Lien, Series A, 5.00%, 10/01/39	255	255,492
First Senior Lien, Series A, 5.25%, 10/01/44	745	748,874
		3,382,722
Florida — 7.2%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,535	1,425,109
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	870	894,177
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	545	572,512
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (a)	1,765	287,730
Water & Sewer System, 5.00%, 10/01/34	2,845	2,892,967
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	330	331,993
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	1,515	1,445,371
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,254,944
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,135	1,155,736
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	490	292,442

Municipal Bonds	Par (000)	Value
Florida (concluded)
Preserve at Wilderness Lake Community Development District, Special
Assessment Bonds, Series A, 5.90%, 5/01/34	$1,185	$1,033,913
		11,586,894
Georgia — 1.8%
DeKalb Private Hospital Authority, Refunding RB, Childrens Healthcare, 5.25%, 11/15/39	420	426,170
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,740	1,737,320
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	765	785,632
		2,949,122
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	320	317,843
6.75%, 11/15/29	455	463,022
7.00%, 11/15/39	275	283,709
		1,064,574
Hawaii — 0.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	680	703,467
Idaho — 1.2%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,001,360
Illinois — 7.9%
City of Chicago Illinois, RB, O’Hare International Airport, General, Third Lien, Series A, 5.75%, 1/01/39	2,500	2,608,850
City of Chicago Illinois, Refunding RB, O’Hare International Airport, General, Third Lien, Series C, 6.50%, 1/01/41	2,935	3,229,997
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	1,000	994,960
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	800	811,584
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
CAB, Series B, 6.25%, 6/15/47 (a)	9,555	972,890
Series B, 5.00%, 6/15/50	1,585	1,455,917
Series B-2, 5.00%, 6/15/50	1,260	1,157,386

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	$675	$699,334
6.00%, 6/01/28	500	514,925
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	319,646
		12,765,489
Indiana — 1.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	420	421,919
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,719,660
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	565	599,652
		2,741,231
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,105	1,173,709
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	785	791,947
		1,965,656
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	510	519,772
Louisiana — 2.1%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	433,394
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,610,850
New Orleans Aviation Board, Refunding RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	309,987
		3,354,231
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	150,480
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	215,593
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	415	409,464

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	$1,095	$1,120,744
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	400	400,848
		2,146,649
Massachusetts — 4.3%
Massachusetts Development Finance Agency, RB, Neville Communities, Series A (Ginnie Mae):
5.75%, 6/20/22	600	649,926
6.00%, 6/20/44	1,500	1,600,440
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	845	822,810
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	1,924,545
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	1,080	1,095,412
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	910	912,912
		7,006,045
Michigan — 2.3%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	460	542,354
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	905	900,013
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	688,089
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,520	1,511,442
		3,641,898
Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,674,457
New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,638,248

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 5.9%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	$3,025	$2,998,108
Continental Airlines Inc Project, AMT, 6.63%, 9/15/12	2,000	2,024,440
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	2,500	2,549,475
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	1,025	1,070,192
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	905	820,346
		9,462,561
New York — 6.5%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	875	855,977
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,050	1,127,238
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,270	1,302,855
Transportation, Series D,
5.25%, 11/15/40	610	617,558
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16 (b)	525	540,204
Continental Airlines Inc., Project, AMT, 8.00%, 11/01/12	350	356,811
Series C, 6.80%, 6/01/28	415	428,898
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,300	3,427,776
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	615	632,571
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	650	660,433
6.00%, 12/01/42	630	637,346
		10,587,667
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	705	710,866

Municipal Bonds	Par (000)	Value
Pennsylvania — 3.7%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	$1,095	$920,742
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memerial Hospital, Series A, 5.13%, 6/01/33	325	317,259
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	1,958,740
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,750	2,300,787
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	540	540,405
		6,037,933
Puerto Rico — 3.8%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	905	803,387
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.41%, 8/01/35 (a)	10,000	2,013,100
First Sub-Series A, 6.50%, 8/01/44	2,790	3,015,571
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 6.52%, 8/01/38 (a)	2,145	353,410
		6,185,468
South Carolina — 1.0%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,650	1,679,337
Tennessee — 1.3%
Hardeman County Correctional Facilities Corp. Tennessee, RB, Series B, 7.38%, 8/01/17	2,200	2,162,820
Texas — 10.9%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (b)	500	492,145
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	2,500	2,546,125
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	1,070	1,066,180
City of Dallas Texas, Refunding RB, Waterworks and Sewer System, 5.00%, 10/01/35	760	799,930

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	$535	$552,676
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,380	1,528,460
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	590	605,446
Matagorda County Hospital District Texas, RB (FHA), 5.00%, 2/15/35	1,325	1,294,499
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B, 7.55%, 9/01/37 (a)	1,015	182,122
Toll, Second Tier, Series F, 6.13%, 1/01/31	3,020	3,118,120
Sabine River Authority Texas, Refunding RB, TXU Electric Co. Project, Series B, Mandatory Put Bonds, AMT, 5.75%, 5/01/30 (b)	500	490,935
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC., LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,165	2,301,958
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,940	2,044,256
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	625	544,500
		17,567,352
US Virgin Islands — 1.6%
United States Virgin Islands Government Refinery, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	2,680	2,648,858
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Service Inc., 5.00%, 8/15/41	1,400	1,400,882
Vermont — 0.6%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	1,000	914,830
Virginia — 0.7%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,175	1,175,435
Washington — 1.2%
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	930	868,648
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	990	1,059,419
		1,928,067

Municipal Bonds	Par (000)	Value
Wisconsin — 4.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	$3,620	$3,942,216
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,235	1,246,597
SynergyHealth Inc., 6.00%, 11/15/32	1,360	1,381,760
		6,570,573
Total Municipal Bonds – 112.3%		181,793,951

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 6.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,640	1,728,311
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,335	1,398,212
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,199,250
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	582,915
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,519	5,705,860
		10,614,548
Colorado — 2.6%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	1,870	1,858,462
Series C-7, 5.00%, 9/01/36	1,200	1,193,148
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	1,080	1,113,917
		4,165,527
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,300	2,421,256
Series X-3, 4.85%, 7/01/37	2,370	2,410,646
		4,831,902

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	$1,649	$1,693,949
Massachusetts — 1.9%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	2,999	3,117,145
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,019	1,079,854
New York — 4.5%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	810	866,281
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	2,910	2,965,417
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.25%, 10/15/27	3,200	3,440,451
		7,272,149
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	800	822,944
Ohio — 4.5%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	6,980	7,224,509
Tennessee — 1.6%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,563,425
Texas — 2.1%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	3,360	3,429,048
Virginia — 7.6%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,730	2,833,849
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	7,900	7,904,266
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,577,784
		12,315,899
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,412,773

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$2,859	$2,869,891
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 39.2%		63,413,563
Total Long-Term Investments (Cost – $239,808,664) – 151.5%		245,207,514

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	1,694,296	1,694,296

	Par (000)
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/02/12	$1,630	1,657,955
Total Short-Term Securities (Cost – $3,324,296) – 2.1%		3,352,251
Total Investments (Cost – $243,132,960*) – 153.6%		248,559,765
Other Assets Less Liabilities – 1.2%		1,957,088
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.8)%		(33,627,733)
AMPS, at Redemption Value – (34.0)%		(55,050,000)
Net Assets Applicable to Common Shares– 100.0%		$161,839,120

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$209,515,956
Gross unrealized appreciation	$8,721,271
Gross unrealized depreciation	(3,294,466)
Net unrealized appreciation	$5,426,805

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2011	6

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	3,999,689	(2,305,393)	1,694,296	$316

(e)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
570	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$6,989,071	$(175,116)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$245,207,514	—	$245,207,514
Short-Term Securities	$1,694,296	1,657,955	—	3,352,251
Total	$1,694,296	$246,865,469	—	$248,559,765

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative financial Instruments[2]
Liabilities:
Interest rate contracts	$(175,116)	—	—	$(175,116)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: September 26, 2011